As filed with the Securities and Exchange Commission on April
26, 2000
	Securities Act Registration	  No. 333-25499

	Investment Company Act Registration  No.  811-5928


SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	Pre-Effective Amendment No.		[   ]
   	Post-Effective Amendment No. 5    		[X]

and/or
REGISTRATION STATEMENT UNDER
	THE INVESTMENT COMPANY ACT OF 1940	[   ]
   AMENDMENT NO. 5                            			[X]
___________________________________________________________
Smith Barney Small Cap Blend Fund, Inc.
(a Maryland Corporation)
(Exact Name of Registrant as Specified in Charter)
388 Greenwich Street
New York, New York  10013
(Address of Principal Executive Offices)
(212) 816-6474
(Registrants Telephone Number, including Area Code)
Christina T. Sydor, Secretary
Smith Barney Small Cap Blend Fund, Inc.
388 Greenwich Street
New York, New York  10013
(Name and Address of Agent for Service)
_____________________
Copies to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019
_______________
Approximate Date of Proposed Public Offering:  Continuous.
It is proposed that this filing will become effective (check appropriate box):

[ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
[X]	On April 28, 2000 pursuant to paragraph (b) of Rule 485
[ ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ]	On April 28, 2000 pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2) of rule 485
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[ ]	This post-effective amendment designates a new effective date for a previously filed post effective amendment.

Title of Securities Being Registered:  Shares of Common Stock


SMITH BARNEY SMALL CAP BLEND FUND, INC.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents

Front Cover

Contents Page

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

PART A

[LOGO] Smith Barney
       Mutual Funds

                               P R O S P E C T U S

                               Small Cap
                               Blend Fund, Inc.

                               Class A, B, L and Y Shares
                               --------------------------
                               April 28, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Small Cap Blend Fund, Inc.

--------------------------------------------------------------------------------
                        Contents
--------------------------------------------------------------------------------

                        Investments, risks and performance ..................  2

                        More on the fund's investments ......................  7

                        Management ..........................................  8

                        Choosing a class of shares to buy ...................  9

                        Comparing the fund's classes. ....................... 10

                        Sales charges ....................................... 11

                        More about deferred sales charges ................... 13

                        Buying shares ....................................... 14

                        Exchanging shares ................................... 15

                        Redeeming shares .................................... 17

                        Other things to know about share transactions ....... 19

                        Salomon Smith Barney Retirement
                        Programs ............................................ 21

                        Dividends, distributions and taxes .................. 22

                        Share price ......................................... 23

                        Financial highlights ................................ 23

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.


                                                    Smith Barney Mutual Funds  1

--------------------------------------------------------------------------------
      Investments, risks and performance
--------------------------------------------------------------------------------

Investment objective

The fund seeks long-term capital appreciation.

Key investments. The fund invests primarily in common stocks of U.S. companies with relatively small market capitalizations at the time of investment. These are companies with market capitalizations in excess of $100 million and in the lowest 20% of publicly traded U.S. companies. The fund will hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Stock Index in terms of economic sector weightings and market capitalization. The Russell 2000 Stock Index is a broad-based index of the smaller capitalization segment of the U.S. stock market.

Selection process. The manager employs an active investment strategy that focuses primarily on individual stock selection and remains diversified across several industries and sectors. The manager uses quantitative analysis to identify stocks that possess attractive growth or value characteristics. This style of stock selection, which blends in similar proportions both the growth and value disciplines of investing, is commonly known as "growth at a reasonable price." Quantitative methods are also used to control portfolio risk related to broad macroeconomic factors such as interest rate changes.

In selecting stocks based on growth characteristics, the manager generally looks for companies with:

o     Above average earnings growth
o     A pattern of reported earnings that exceeds market expectations
o     Rising earnings estimates over the next several quarters
o     High relative return based on invested capital

In selecting stocks with value characteristics, the manager looks for companies whose stock price is undervalued relative to their earnings, sale or bookvalues. The timing of buy and sell decisions is based on recent price trends.


2  Small Cap Blend Fund

--------------------------------------------------------------------------------
      Investments, risks and performance (cont'd)
--------------------------------------------------------------------------------

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

o     Stock prices decline generally
o     Small capitalization companies fall out of favor with investors
o Stock prices of smaller, newer companies decline further and more abruptly than those of larger, more established companies in response to negative stock market movements
o The manager's judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect
o A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to mutual funds that focus on large capitalization companies, the fund's share price may be more volatile because of its focus on small capitalization companies.

Compared to large capitalization companies, small capitalization companies and the markets for their common stocks are more likely to have:

o     More limited product lines
o     Fewer capital resources
o     More limited management depth

Further, securities of small capitalization companies are more likely to:

o     Experience sharper swings in market values
o     Be harder to sell at times and prices the manager believes appropriate
o     Offer greater potential for gains and losses

Who may want to invest. The fund may be an appropriate investment if you:

o Are seeking to participate in the long-term growth potential of small capitalization companies
o Currently have exposure to fixed income investments and the stocks commonly held by large capitalization oriented mutual funds and wish to broaden your investment portfolio
o Are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in smaller companies with limited track records


                                                    Smith Barney Mutual Funds  3

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not necessarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 9 calendar years. Class B, L and Y shares had different performance because of their different expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

--------------------------------------------------------------------------------
                         Total Return for Class A Shares
--------------------------------------------------------------------------------

  [The following table was represented as a bar chart in the printed material.]

                             91        22.69%
                             92        11.71%
                             93         8.9%
                             94        (4.36)%
                             95        18.90%
                             96        20.56%
                             97        28.25%
                             98        (1.31)%
                             99        21.09%

                        Calendar years ended December 31

Quarterly returns:

Highest: 18.67% in 4th quarter 1998; Lowest: (21.00)% in 3rd quarter 1998

Risk return table

This table indicates the risks of investing in the fund by comparing the average annual total return of each class for the periods shown with that of the Russell 2000 Stock Index, a broad-based unmanaged index of common stocks of smaller capitalization companies. This table assumes imposition of the maximum sales charge applicable to the class, redemption of shares at the end of the period, and reinvestment of distributions and dividends.


4  Small Cap Blend Fund

--------------------------------------------------------------------------------
                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999
--------------------------------------------------------------------------------
                                                    Since        Inception
   Class       1 year      5 years   10 years     Inception        Date

    A          15.05%      16.83%       n/a        10.53%        01/23/90

    B          15.21%        n/a        n/a        12.47%        06/25/97

    L          17.94%        n/a        n/a        13.31%        06/24/97

    Y          21.55%        n/a        n/a         8.97%        10/17/97

Russell 2000
 Index=        21.26%       16.69%     13.40%      14.57%            *

Prior to June 23, 1997, the fund was a non-diversified, closed-end fund, and was not subject to the cash flow fluctuations, or the diversification and liquidity requirements of a diversified open-end fund. The fund's past performance may have been different if it had been a diversified open-end fund since inception. *Index comparison begins on 01/31/90.

Fee table

This table sets forth the fees and expenses you will pay if you invest in the fund

--------------------------------------------------------------------------------
                                Shareholder fees
--------------------------------------------------------------------------------
(fees paid directly from your investment) Class A   Class B   Class L   Class Y

Maximum sales charge (load) imposed        5.00%     None      1.00%     None
on purchases (as a % of offering price)

Maximum deferred sales charge
(load) (as a % of the lower of net
asset value at purchase or redemption)     None*     5.00%     1.00%     None

--------------------------------------------------------------------------------
                         Annual fund operating expenses
--------------------------------------------------------------------------------
(Expenses deducted from fund assets)     Class A   Class B   Class L   Class Y

Management fee                             0.75%    0.75%     0.75%     0.75%

Distribution and service (12b-1) fees      0.25%    1.00%     1.00%     None

Other expenses                             0.23%    0.29%     0.26%     0.07%

Total annual fund operating expenses       1.23%    2.04%     2.01%     0.82%

* You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.


                                                    Smith Barney Mutual Funds  5

Example

This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:

o     You invest $10,000 in the fund for the period shown
o     Your investment has a 5% return each year
o     You reinvest all distributions and dividends without a sales charge
o     The fund's operating expenses remain the same

--------------------------------------------------------------------------------
                       Number of years you own your shares
--------------------------------------------------------------------------------
                                        1 year   3 years   5 years   10 years

Class A (with or without redemption)     $619     $871      $1,142    $1,914

Class B (redemption at end of period)    $707     $940      $1,198    $2,161

Class B (no redemption)                  $207     $640      $1,098    $2,161

Class L (redemption at end of period)    $402     $724      $1,172    $2,414

Class L (no redemption)                  $302     $724      $1,172    $2,414

Class Y (with or without redemption)     $ 84     $262      $  455    $1,014


6  Small Cap Blend Fund

--------------------------------------------------------------------------------
      More on the fund's investments
--------------------------------------------------------------------------------

Derivative contracts. The fund may, but need not, use derivative contracts, such as futures and options on securities or securities indices, or options on these futures for any of the following purposes:

o To hedge against the economic impact of adverse changes in the market value of portfolio securities, because of changes in stock market prices
o     As a substitute for buying or selling securities

A derivative contract will obligate or entitle a fund to deliver or receive an asset or cash payment based on the change in value of one or more securities or indices. Even a small investment in derivative contracts can have a big impact on a fund's stock exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Defensive investing. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal. Risk of high portfolio turnover. The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Investment goal. The fund's investment goal is not fundamental and may be changed without shareholder approval by the fund's board of trustees.


                                                    Smith Barney Mutual Funds  7

--------------------------------------------------------------------------------
      Management
--------------------------------------------------------------------------------

Manager. The fund's investment manager is Travelers Investment Management Company, an affiliate of Salomon Smith Barney Inc. The manager's address is One Tower Square, Hartford, CT 06183-2030. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services -- asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading -- and use diverse channels to make them available to consumer and corporate customers around the world. The fund's administrator is SSBCiti Fund Management LLC (successor to SSBC Fund Management Inc.), an affiliate of Salomon Smith Barney Inc. The administrator oversees all aspects of the fund's administration and operation.

Sandip Bhagat, president of the manager, has been responsible for the day-to-day management of the fund since July, 1995.

Management fee. For its services, the manager received a fee during the fund's last fiscal year equal to 0.65% of the fund's average daily net assets. In addition, the administrator received a fee for its administrative services to the fund equal to 0.10% of the fund's average daily net assets.

Distributor. The fund has entered into an agreement with CFBDS, Inc. to distribute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan. The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent. Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.


8  Small Cap Blend Fund

--------------------------------------------------------------------------------
      Choosing a class of shares to buy
--------------------------------------------------------------------------------

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

o If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
o For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
o Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class L shares do not, Class B shares may be more attractive to long-term investors.

You may buy shares from:

o     A Salomon Smith Barney Financial Consultant
o An investment dealer in the selling group or a broker that clears through Salomon Smith Barney -- a dealer representative
o The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

--------------------------------------------------------------------------------
                                               Initial             Additional
--------------------------------------------------------------------------------
                                     Classes A, B, L   Class Y    All Classes

General                                  $1,000      $15 million      $50

IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts            $250       $15 million      $50

Qualified Retirement Plans*                $25       $15 million      $25

Simple IRAs                                $1            n/a          $1

Monthly Systematic Investment Plans        $25           n/a          $25

Quarterly Systematic Investment Plans      $50           n/a          $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans


                                                    Smith Barney Mutual Funds  9

--------------------------------------------------------------------------------
      Comparing the fund's classes
--------------------------------------------------------------------------------

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different compensation depending upon which class you choose.

------------------------------------------------------------------------------------------------
                     Class A            Class B              Class L               Class Y
------------------------------------------------------------------------------------------------

Key features    o  Initial sales    o  No initial        o  Initial sales     o  No initial or
                   charge              sales charge         charge is            deferred sales
                                                            lower than           charge
                o  You may          o  Deferred sales       Class A
                   qualify for         charge                                 o  Must invest at
                   reduction or        declines over     o  Deferred sales       least $15
                   waiver of           time                 charge for           million
                   initial sales                            only 1 year
                   charge           o  Converts to                            o  Lower annual
                                       Class A after     o  Does not             expenses than
                o  Lower annual        8 years              convert to           the other
                   expenses than                            Class A              classes
                   Class B and      o  Higher annual
                   Class L             expenses than     o  Higher annual
                                       Class A              expenses than
                                                            Class A
------------------------------------------------------------------------------------------------
Initial sales   Up to 5.00%;        None                 1.00%                None
charge          reduced for
                large purchases
                and waived for
                certain investors;
                no charge for
                purchases of
                $500,000 or more
------------------------------------------------------------------------------------------------
Deferred        1.00% on            Up to 5.00%          1.00% if you         None
sales charge    purchases           charged when         redeem within
                of $500,000         you redeem           1 year of
                or more             shares. The          purchase
                if you redeem       charge is
                within 1 year       reduced over
                of purchase         time and there
                                    is no deferred
                                    sales charge
                                    after 6 years
------------------------------------------------------------------------------------------------
Annual         0.25% of average     1.00% of average     1.00% of average     None
distribution   daily net assets     daily net assets     daily net assets
and service
fees
------------------------------------------------------------------------------------------------
Exchangeable   Class A shares of    Class B shares of    Class L shares of    Class Y shares of
into*          most Smith Barney    most Smith Barney    most Smith Barney    most Smith Barney
               funds.               funds.               funds.               funds.
------------------------------------------------------------------------------------------------

* Ask your Salomon Smith Barney Financial Consultant, dealer representative or visit the web site for the Smith Barney funds available for exchange.


10  Small Cap Blend Fund

--------------------------------------------------------------------------------
      Sales charges
--------------------------------------------------------------------------------

Class A shares

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

--------------------------------------------------------------------------------
                                              Sales Charge as a % of:
                                           Offering          Net amount
  Amount of purchase                       price (%)        invested (%)
--------------------------------------------------------------------------------

  Less than $25,000                           5.00              5.26

  $25,000 but less than $50,000               4.00              4.17

  $50,000 but less than $100,000              3.50              3.63

  $100,000 but less than $250,000             3.00              3.09

  $250,000 but less than $500,000             2.00              2.04

  $500,000 or more                            0.00              0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

Accumulation privilege - lets you combine the current value of Class A shares owned

      o     by you, or
      o     by members of your immediate family,

and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Certain trustees and fiduciaries may be entitled to combine accounts in determining their sales charge.


                                                   Smith Barney Mutual Funds  11

o Letter of intent - lets you purchase Class A shares of the fund and other Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

o     Employees of members of the NASD
o Clients of newly employed Salomon Smith Barney Financial Consultants, if certain conditions are met
o Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares

You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of purchase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

--------------------------------------------------------------------------------
                                                                 6th through
Year after purchase       1st       2nd    3rd      4th     5th      8th
--------------------------------------------------------------------------------
Deferred sales charge     5%        4%     3%       2%      1%        0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

--------------------------------------------------------------------------------
Shares issued:        Shares issued:              Shares issued:
   At initial         On reinvestment of          Upon exchange from
   purchase           dividends and               another Smith Barney
                      distributions               fund
--------------------------------------------------------------------------------

   Eight years        In same proportion as       On the date the shares
   after the date     the number of Class B       originally acquired
   of purchase        shares converting is to     would have converted
                      total Class B shares        into Class A shares
                      you own (excluding
                      shares issued as dividends)


12  Small Cap Blend Fund

Class L shares

You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 6-month period. To qualify, you must initially invest $5,000,000.

--------------------------------------------------------------------------------
      More about deferred sales charges
--------------------------------------------------------------------------------

The deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

o     Shares exchanged for shares of another Smith Barney fund
o     Shares representing reinvested distributions and dividends
o     Shares no longer subject to the deferred sales charge

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


                                                   Smith Barney Mutual Funds  13

Deferred sales charge waivers

The deferred sales charge for each share class will generally be waived:

o     On payments made through certain systematic withdrawal plans
o     On certain distributions from a retirement plan
o     For involuntary redemptions of small account balances
o     For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

--------------------------------------------------------------------------------
      Buying shares
--------------------------------------------------------------------------------

Through a           You should contact your Salomon Smith Barney Financial
Salomon Smith       Consultant or dealer representative to open a brokerage
Barney Financial    account and make arrangements to buy shares.
Consultant
or dealer           If you do not provide the following information, your order
representative      will be rejected

                    o     Class of shares being bought
                    o     Dollar amount or number of shares being bought

                    You should pay for your shares through your brokerage
                    account no later than the third business day after you place your order. Salomon Smith Barney or your dealer
                    representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
Through the         Qualified retirement plans and certain other investors who
fund's sub-         are clients of a selling group member are eligible to buy
transfer agent      shares directly from the fund.

                    o     Write the sub-transfer agent at the following address:
                               Smith Barney Mutual Funds
                               Smith Barney Small Cap Blend Fund
                               (Specify class of shares)
                               c/o PFPC Global Fund Services
                               P.O. Box 9699
                               Providence, RI 02940-9699
                    o Enclose a check made payable to the fund to pay for the shares. For initial purchases, complete and send an account application.
                    o For more information, call the transfer agent at 1-800-451-2010.
--------------------------------------------------------------------------------


14  Small Cap Blend Fund

--------------------------------------------------------------------------------
                    You may authorize Salomon Smith Barney, your dealer
Through a           representative or the sub-transfer agent to transfer funds
systematic          automatically from a regular bank account, cash held in a
investment plan     Salomon Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                    o Amounts transferred should be at least: $25 monthly or $50 quarterly.
                    o If you do not have sufficient funds in your account on a transfer date, Salomon Smith Barney, your dealer representative or the sub-transfer agent may charge you a fee.

                    For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.

--------------------------------------------------------------------------------
      Exchanging shares
--------------------------------------------------------------------------------

                    You should contact your Salomon Smith Barney Financial
Smith Barney        Consultant or dealer representative to exchange into other
offers a            Smith Barney funds. Be sure to read the prospectus of the
distinctive         Smith Barney fund you are exchanging into. An exchange is a
family of funds     taxable mutual transaction.
tailored
to help meet        o     You may exchange shares only for shares of the same
the varying               class of another Smith Barney fund. Not all Smith
needs of both             Barney funds offer Class A,B, L, and Y shares.
large and small     o     Not all Smith Barney funds may be offered in your
investors.                state of residence. Contact your Salomon Smith Barney
                          Financial Consultant, dealer representative or the
                          transfer agent.
                    o     You must meet the minimum investment amount for each
                          fund (except for systematic exchanges).
                    o     If you hold share certificates, the sub-transfer agent
                          must receive the certificates endorsed for transfer or
                          with signed stock powers (a document that transfers
                          ownership of certificate) before the exchange is
                          effective.
                    o     The fund may suspend or terminate your exchange
                          privilege if you engage in an excessive pattern of
                          exchanges.
--------------------------------------------------------------------------------


                                                   Smith Barney Mutual Funds  15

--------------------------------------------------------------------------------
Waiver of           Your shares will not be subject to an initial sales charge
additional          at the time of the exchange.
sales charges
                    Your deferred sales charge (if any) will continue to be
                    measured from the date of your original purchase. If the
                    fund you exchange into has a higher deferred sales charge, you will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
By telephone        If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                    You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the transfer agent at the address on the opposite page.


16  Small Cap Blend Fund

--------------------------------------------------------------------------------
      Redeeming shares
--------------------------------------------------------------------------------

      Generally     Contact your Salomon Smith Barney Financial Consultant or
                    dealer representative to redeem shares of the fund.

                    If you hold share certificates, the transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                    If the shares are held by a fiduciary or corporation, other documents may be required.

                    Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemption proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                    If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
      By mail For accounts held directly at the fund, send written requests to the transfer agent at the following address:

                       Smith Barney Mutual Funds
                       Smith Barney Small Cap Blend Fund
                       (Specify class of shares)
                       c/o PFPC Global Fund Services
                       P.O. Box 9699
                       Providence, RI 02940-9699

                    Your written request must provide the following:

                    o     Your account number
                    o The class of shares and the dollar amount or number of shares to be redeemed
                    o Signatures of each owner exactly as the account is registered
--------------------------------------------------------------------------------


                                                   Smith Barney Mutual Funds  17

--------------------------------------------------------------------------------
      By telephone  If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 5:00 p.m. (Eastern time). Requests received after the close of regular trading on the Exchange are priced at the net asset value next determined.

                    Your redemption proceeds can be sent by check to your
                    address of record or by wire transfer to a bank account
                    designated on your authorization form. You may be charged a fee for wire transfers. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other
                    documents.
--------------------------------------------------------------------------------
Automatic cash      You can arrange for the automatic redemption of a portion of
withdrawal plans    your shares on a monthly or quarterly basis. To qualify you must own shares of the fund with a value of at least $10,000 and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                    The following conditions apply:

                    o     Your shares must not be represented by certificates
                    o     All dividends and distributions must be reinvested

                    For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.
--------------------------------------------------------------------------------


18  Small Cap Blend Fund

--------------------------------------------------------------------------------
      Other things to know about share transactions
--------------------------------------------------------------------------------

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed.

o     Name of the fund
o     Account number
o     Class of shares being bought, exchanged or redeemed
o     Dollar amount or number of shares being bought, exchanged or redeemed
o     Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide a personal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees. To be in good order, your redemption request must include a signature guarantee if you:

o Are redeeming (together with other requests submitted in the previous 10 days) over $10,000 of shares
o Are sending signed share certificates or stock powers to the transfer agent
o Instruct the transfer agent to mail the check to an address different from the one on your account
o     Changed your account registration
o     Want the check paid to someone other than the account owner(s)
o Are transferring the redemption proceeds to an account with a different registration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.


                                                   Smith Barney Mutual Funds  19

The fund has the right to:

o     Suspend the offering of shares
o     Waive or change minimum and additional investment amounts
o     Reject any purchase or exchange order
o     Change, revoke or suspend the exchange privilege
o     Suspend telephone transactions
o Suspend or postpone redemptions of shares on any day when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the Securities and Exchange Commission

Small account balances. If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions. The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other shareholders. If so, the fund may limit additional purchases and/or exchanges by the shareholder. Share certificates. The fund does not issue share certificates unless a written request is made to the transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


20  Small Cap Blend Fund

--------------------------------------------------------------------------------
      Salomon Smith Barney Retirement Programs
--------------------------------------------------------------------------------

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts , if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

o For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.
o For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

      o Class A shares may be purchased by plans investing at least $1 million.
      o Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

      If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds) all Class L shares are eligible for exchange after the plan is in the program 5 years.

      If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.


                                                   Smith Barney Mutual Funds  21

--------------------------------------------------------------------------------
      Dividends, distributions and taxes
--------------------------------------------------------------------------------

Dividends The fund generally pays dividends and makes capital gain distributions, if any, once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class that you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distributions (whether in cash or additional shares) are all taxable events.

--------------------------------------------------------------------------------
Transaction                               Federal tax status
--------------------------------------------------------------------------------
Redemption or exchange of shares          Usually capital gain or loss;
                                          long-term only if shares
                                          owned more than one year

Long-term capital gain distributions      Long-term capital gain

Short-term capital gain distributions     Ordinary income

Dividends                                 Ordinary income

Long-term capital gain distributions are taxable to you as capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends that you received and any redemptions of shares during the previous year. If you do not provide the fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.


22  Small Cap Blend Fund

--------------------------------------------------------------------------------
      Share price
--------------------------------------------------------------------------------

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed on the SAI. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quotations. The fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by the fund could change on days when you cannot buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer representative before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

--------------------------------------------------------------------------------
      Financial highlights
--------------------------------------------------------------------------------

The financial highlights tables are intended to help you understand the performance of each class for the past five years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, is included in the annual report (available upon request).


                                                   Smith Barney Mutual Funds  23

--------------------------------------------------------------------------------------------------------
For a Class A share(1) of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------------------------------
                                     1999(2)        1998(2)        1997           1996           1995
--------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year               $    13.35     $    13.68     $    12.30     $    12.15     $    11.78
--------------------------------------------------------------------------------------------------------
Income (loss) from operations:
 Net investment income                 0.02           0.00*          0.04           0.05           0.11
 Net realized and
 unrealized gain (loss)                2.65          (0.17)+         3.23           2.14           2.31
--------------------------------------------------------------------------------------------------------
Total income (loss)
 from operations                       2.67          (0.17)          3.27           2.19           2.42
--------------------------------------------------------------------------------------------------------
Less distribution from:
 Net investment income                (0.08)            --          (0.04)         (0.04)         (0.11)
 Net realized gains                   (1.68)         (0.16)         (1.98)         (2.00)         (1.94)
--------------------------------------------------------------------------------------------------------
Total distributions                   (1.76)         (0.16)         (2.02)         (2.04)         (2.05)
--------------------------------------------------------------------------------------------------------
Redemption fee(3)                        --             --          (0.13)            --             --
--------------------------------------------------------------------------------------------------------
Net asset value, end of year     $    14.26     $    13.35     $    13.68     $    12.30     $    12.15
--------------------------------------------------------------------------------------------------------
Total return                          21.09%         (1.31)%        28.25%         20.56%         18.90%
--------------------------------------------------------------------------------------------------------
Net assets, end of
  year (000's)                   $   41,669     $   42,747     $   46,036     $   52,911     $   52,546
--------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                              1.23%          1.33%          1.21%          1.21%          1.22%
 Net investment income                 0.13           0.03           0.24           0.43           0.84
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 104%           129%           140%           151%           177%
--------------------------------------------------------------------------------------------------------

(1) The Fund operated as a closed-end investment company until June 23, 1997. As of that date all existing shares were converted to Class A shares. The Fund's total returns while it was a closed-end fund are based on net asset value.
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Amount relates to a redemption fee that was in effect through December 31, 1997.
*     Amount represents less than $0.01 per share.
+ The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares throughout the year.


24  Small Cap Blend Fund

--------------------------------------------------------------------------------
For a Class B share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                            1999(1)      1998(1)       1997(2)
--------------------------------------------------------------------------------
Net asset value, beginning of year         $ 13.09      $ 13.52       $ 13.34
--------------------------------------------------------------------------------
Income (loss) from operations:
Net investment loss                          (0.09)       (0.09)        (0.01)
Net realized and unrealized gain (loss)       2.60        (0.18)*        2.18
--------------------------------------------------------------------------------
Total income (loss) from operations           2.51        (0.27)         2.17
--------------------------------------------------------------------------------
Less distribution from:
Net investment income                           --           --         (0.01)
Net realized gains                           (1.68)       (0.16)        (1.98)
--------------------------------------------------------------------------------
Total distributions                          (1.68)       (0.16)        (1.99)
--------------------------------------------------------------------------------
Net asset value, end of year               $ 13.92      $ 13.09       $ 13.52
--------------------------------------------------------------------------------
Total return                                 20.21%       (2.07)%       16.73%++
--------------------------------------------------------------------------------
Net assets, end of year (000's)            $28,746      $23,551       $12,685
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                     2.04%        2.10%         1.99%+
 Net investment loss                         (0.66)       (0.72)        (0.26)+
--------------------------------------------------------------------------------
Portfolio turnover rate                        104%         129%          140%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   For the period from June 25, 1997 (inception date) to December 31, 1997.
* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.
++ Total return is not annualized, as it may be representatvie of the total return for the year.
+     Annualized.


                                                   Smith Barney Mutual Funds  25

--------------------------------------------------------------------------------
For a Class L share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                            1999(1)    1998(1)(2)      1997(3)
--------------------------------------------------------------------------------
Net asset value, beginning of year         $ 13.09      $ 13.51       $ 13.24
--------------------------------------------------------------------------------
Income (loss) from operations:
Net investment loss                          (0.08)       (0.10)        (0.01)
Net realized and unrealized gain (loss)       2.58        (0.16)*        2.27
--------------------------------------------------------------------------------
Total income (loss) from operations           2.50        (0.26)         2.26
--------------------------------------------------------------------------------
Less distribution from:
Net investment income                           --           --         (0.01)
Net realized gains                           (1.68)       (0.16)        (1.98)
--------------------------------------------------------------------------------
Total distributions                          (1.68)       (0.16)        (1.99)
--------------------------------------------------------------------------------
Net asset value, end of year               $ 13.91      $ 13.09       $ 13.51
--------------------------------------------------------------------------------
Total return                                 20.12%       (1.99)%       17.53%++
--------------------------------------------------------------------------------
Net assets, end of year (000's)            $14,684      $ 7,101       $ 2,974
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                     2.01%        2.13%         2.00%+
 Net investment loss                         (0.61)       (0.74)        (0.26)+
--------------------------------------------------------------------------------
Portfolio turnover rate                        104%         129%          140%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) On June 12, 1998, Class C shares were renamed Class L shares. (3) For the period from June 24, 1997 (inception date) to December 31, 1997.
* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.
++ Total return is not annualized, as it may be representatvie of the total return for the year.
+     Annualized.


26  Small Cap Blend Fund

--------------------------------------------------------------------------------
For a Class Y share of capital stock
outstanding throughout each year ended December 31:
--------------------------------------------------------------------------------
                                            1999(1)     1998(1)      1997(2)
--------------------------------------------------------------------------------
Net asset value, beginning of year        $  13.34     $  13.63     $  13.87
--------------------------------------------------------------------------------
Income (loss) from operations:
Net investment income                         0.08         0.06         0.01
Net realized and unrealized gain (loss)       2.66        (0.16)*      (0.21)
--------------------------------------------------------------------------------
Total income (loss) from operations           2.74        (0.10)       (0.20)
--------------------------------------------------------------------------------
Less distribution from:
Net investment income                        (0.03)       (0.03)       (0.04)
Net realized gains                           (1.68)       (0.16)          --
--------------------------------------------------------------------------------
Total distributions                          (1.71)       (0.19)       (0.04)
--------------------------------------------------------------------------------
Net asset value, end of year              $  14.37     $  13.34     $  13.63
--------------------------------------------------------------------------------
Total return                                 21.55%       (0.80)%      (1.42)%++
--------------------------------------------------------------------------------
Net assets, end of year (000's)           $258,594     $207,513     $104,503
--------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses                                     0.82%        0.94%        1.11%+
 Net investment income                        0.56         0.44         0.58+
--------------------------------------------------------------------------------
Portfolio turnover rate                        104%         129%         140%
--------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2)   For the period from October 17, 1997 (inception date) to December 31,
      1997.
* The amount shown may not be consistent with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares throughout the year.
++ Total return is not annualized, as it may be representatvie of the total return for the year.
+     Annualized.


                                                   Smith Barney Mutual Funds  27

                                                            SALOMON SMITH BARNEY
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Small Cap Blend Fund, Inc.

Shareholder reports Annual and semiannual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by reference into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not lawfully sell its shares.

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-05928)
FD01305 4/00


PART B
Smith Barney
SMALL CAP BLEND FUND, INC.

388 Greenwich Street
New York, New York 10013
800-451-2010



Statement of Additional
Information

April 28, 2000



This Statement of Additional Information (the "SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Small Cap Blend Fund, Inc. (formerly Smith Barney Disciplined Small Cap Fund, Inc.) (the "fund"), dated April 28, 2000, as amended or supplemented from time to time, and should be read in conjunction with the fund's Prospectus. The fund's Prospectus may be obtained from any Smith Barney Financial Consultant, or by writing or calling the fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

Table of Contents

For ease of reference, the same section headings are used in both the Prospectus and this SAI except where shown below:

Management of the fund							02
Investment Objective and Management Policies				06
Purchase, Exchange and Redemption of Shares				19
Distribution								29
Determination of Net Asset Value					31
IRA and Other Prototype Retirement Plans				32
Performance Data							33
Additional Information Concerning Taxes				36
Additional Information							41
Financial Statements							43



MANAGEMENT OF THE FUND

The executive officers of the fund are employees of certain of the organizations that provide services to the fund. These organizations are as follows:

Name								Service
CFBDS, Inc.
  ("CFBDS'')							Distributor
Travelers Investment Management Company
  ("TIMCO")							Investment Adviser
SSB Citi Fund Management LLC (successor
  to SSBC Fund Management Inc.) ("SSB Citi") 			Administrator
PNC Bank, National Association ("PNC")			Custodian
Citi Fiduciary Trust Company ("Transfer Agent")		Transfer Agent
PFPC Global Fund Services ("sub-transfer agent")		Sub-Transfer
Agent

These organizations and the functions they perform for the fund are discussed in the Prospectus and in this SAI.

Directors and Executive Officers of the fund

The Directors and executive officers of the fund, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. The address of each executive officer is 388 Greenwich Street, New York, NY 10013, unless otherwise indicated.

LEE ABRAHAM, Director
Retired; Director/Trustee of twelve investment companies associated with Citigroup, Inc. ("Citigroup"); Director of R.G.Barry Corp., a footwear manufacturer, Signet plc, a specialty retailer and eNote.com, Inc., a computer hardware company; formerly Chairman and Chief Executive Officer of Associated Merchandising Corporation, a major retail merchandising and sourcing organization; 106 Barnes Road, Stamford, Connecticut 06902; 72.

ALLAN J. BLOOSTEIN, Director
President of Allan J. Bloostein Associates, a consulting firm; Director/Trustee of nineteen investment companies associated with Citigroup; Director of CVS Corporation, a drug store chain, and Taubman Centers Inc., a real estate development company; Retired Vice Chairman and Director of The May Department Stores Company; 27 West 67th Street, New York, New York 10023; 70.

JANE DASHER, Director
Investment Officer, Korsant Partners; Director/Trustee of twelve investment companies associated with Citigroup; Prior to 1997 Independent Financial Consultant, 283 Greenwich Avenue, Greenwich, Connecticut 06830; 50.


DONALD R. FOLEY, Director
Retired; Director/Trustee of twelve investment companies associated with Citigroup. Formerly Vice President of Edwin Bird Wilson, Incorporated (advertising); 3668 Freshwater Drive, Jupiter, Florida 33477; 77.

RICHARD E. HANSON, Jr., Director
Head of School, New Atlanta Jewish Community High School, Atlanta, Georgia, since September 1996; Director/Trustee of twelve investment companies associated with Citigroup; formerly Headmaster, The Peck School, Morristown, New Jersey; 58 Ivy Chase, Atlanta, GA 30342; 59.

PAUL HARDIN, Director
Professor of Law at University of North Carolina at Chapel Hill,
Director/Trustee of fourteen investment companies associated with Citigroup; Director of The Summit Bancorporation; Formerly, Chancellor of the University of North Carolina at Chapel Hill, University of North Carolina; 12083 Morehead, Chapel Hill, North Carolina 27514; 69.

*HEATH B. McLENDON, Chairman of the Board, President and Chief Executive
Officer
Managing Director of Salomon Smith Barney Inc. ("Salomon Smith Barney"); Director/Trustee of seventy-one investment companies associated with Citigroup; Director and President of SSB Citi and Travelers Investment Adviser, Inc. ("TIA"); former Chairman of the Board of Smith Barney Strategy Advisors Inc.; 7 World Trade Center, New York, NY 10048; 66.


RODERICK C. RASMUSSEN, Director
Investment Counselor; Director/Trustee of twelve investment companies associated with Citigroup. Formerly Vice President of Dresdner and Company Inc. (investment counselors); 9 Cadence Court, Morristown, New Jersey 07960; 73.

JOHN P. TOOLAN, Director
Retired; Director/Trustee of twelve investment companies associated with Citigroup;. Trustee of the John Hancock Funds; Formerly, Director and Chairman of Smith Barney Trust Company, Director of Smith Barney Holdings Inc. and SSB Citi and Senior Executive Vice President, Director and Member of the Executive Committee of Smith Barney; 13 Chadwell Place, Morristown, New Jersey 07960; 69.

SANDIP BHAGAT, Vice President
Managing Director of Salomon Smith Barney; President of TIMCO, Vice President of certain other investment companies affiliated with Citigroup; One Tower Square, Hartford, CT 06183; 39.

LEWIS E. DAIDONE, Senior Vice President and Treasurer
Managing Director of Salomon Smith Barney; Senior Vice President and Treasurer of sixty-one investment companies associated with Citigroup; Director and Senior Vice President of SSB Citi and TIA; 42.

PAUL BROOK, Controller
Director of Salomon Smith Barney and Controller or Assistant Treasurer of forty-three investment companies associated with Citigroup; Managing Director of AMT Capital Services Inc. from 1997-1998; Partner with Ernst & Young LLP prior to 1997; 46.

CHRISTINA T. SYDOR, Secretary
Managing Director of Salomon Smith Barney; Secretary of sixty-one investment companies associated with Citigroup; Secretary and General Counsel of SSB Citi and TIA; 49.

As of March 30, 2000, the Directors and Officers of the fund owned in the aggregate less than 1% of the outstanding shares of the fund. No officer, director or employee of SalomonSmith Barney or any parent or subsidiary receives any compensation from the fund for serving as an officer or Director of the fund. The Fund pays each Director/Trustee who is not an officer, director or employee of SalomonSmith Barney or any of its affiliates a fee of $60,000 per annum plus $2500 per meeting attended and $100 for each telephone meeting. The Fund also reimburses them for travel and out-of-pocket expenses. For the fund's fiscal year ended December 31, 1999, such fees and expenses totaled $14,695.

For the fiscal year ended December 31, 1999, the Directors/Trustees of the fund were paid the following compensation:

COMPENSATION TABLE


Name of Person

Aggregate
Compensation
from the fund

Pension or
Retirement
Benefits
Accrued as
Part of Fund's
Expenses

Total
Compensation
from Fund
Complex

Total Number
of Funds for
Which Person
Served within
Fund Complex

Lee Abraham
$138
$0
$71,133
12
Allan J.
Bloostein
$138
$0
$112,48
3
19
Jane F. Dasher
$252
$0
$65,733
12
Donald R. Foley**
$389
$0.00
$71,300
12
Paul Hardin
$389
$0.00
$90,450
14
Richard E.
Hanson++
$133
$0
$68,233
12
Heath B.
McLendon*
--
--
--
71
Roderick C.
Rasmussen
$389
$0.00
$71,200
12
John P. Toolan**
$289
$0.00
$69,100
12

________________________________________
* Designates a director who is an "interested person" of the fund.

** Pursuant to a deferred compensation plan, the indicated persons elected to defer the following amounts of their compensation from the fund: Donald R. Foley: $66 and John P. Toolan: $289, and the following amounts of their total compensation from the fund
Complex: Donald R. Foley: $21,600.00 and John P. Toolan: $69,100.


Upon attainment of age 72 the fund's current Directors may elect to change to emeritus status. Any directors elected or appointed to the Board of Directors in the future will be required to change to emeritus status upon attainment of age 80. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the fund's directors, together with reasonable out-of-pocket expenses for each meeting attended. During the fund's last fiscal year aggregate compensation from the fund to Emeritus Directors totaled $193.

Investment Adviser -TIMCO

TIMCO serves as investment adviser to the fund pursuant to a written agreement (the "Advisory Agreement"). The services provided by TIMCO under the Advisory Agreement are described in the Prospectus under "Management." TIMCO bears all of the expenses of its employees and overhead in connection with its duties under the Advisory Agreement. TIMCO is a wholly owned subsidiary of Salomon Smith Barney Holdings ("Holdings"), which is in turn a wholly owned subsidiary of Citigroup.

As compensation for investment advisory services, the fund pays TIMCO a fee computed daily and paid monthly at the annual rate of 0.65% of the value of the fund's average daily net assets. For the 1999, 1998 and 1997 fiscal years, the fund paid $1,941,540, $1,321,762 and $439,687, respectively, in investment advisory fees.

The Investment Advisory Agreement provides that except for the expenses specifically assumed by TIMCO, the fund bears expenses incurred in its operation, including: fees of the Directors not affiliated with the Adviser or its affiliates and board meeting expenses; fees of the Adviser and of SSB Citi (or any successor) as the Administrator; interest charges; taxes; charges and expenses of the fund's legal counsel and independent accountants, and of the transfer agent, registrar and dividend disbursing agent of the fund; expenses of issue, repurchase or redemption of Shares; expenses of printing and mailing stockholder reports, notices, proxy statements and reports to governmental offices; brokerage and other expenses connected with the execution, recording and settlement of portfolio security transactions; expenses connected with negotiating, effecting purchases or sales or registering privately issued portfolio securities; fees and expenses of the fund's custodians for all services to the fund, including safekeeping of funds and securities and maintaining required books and accounts; expenses of fidelity bonding and other insurance premiums; expenses of stockholder's meetings; filing fees and expenses related to the registration and qualification of the fund's shares and the fund under federal and state securities laws and maintaining such registrations and qualifications (including the printing of the funds registration statements and prospectuses); and its other business and operating expenses.

Administrator

SSB Citi serves as administrator to the fund pursuant to a written agreement (the "Administration Agreement"). The services provided by SSB Citi under the Administration Agreement are described in the Prospectus under "Management." SSB Citi pays the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services. As compensation for administration services rendered to the fund, SSB Citi receives a fee at the annual rate of 0.10% of the value of the fund's average daily net assets. For the 1999, 1998 and 1997 fiscal years, the fund paid SSB Citi $298,698, $203,348 and $102,195, respectively, in administration fees.

SSB Citi, successor to SSBC Fund Management Inc., 388 Greenwich Street, New York, NY 10013 was formed in 1999 and renders investment management advice to investment companies with aggregate assets under management in excess of $134 billion as of March 31, 2000. SSB Citi is an affiliate of Salomon Smith Barney.
 SSB Citi and Salomon Smith Barney are subsidiaries of Citigroup, a financial services company that uses diverse channels to offer a broad range of financial services to consumer and corporate customers around the world. Among these businesses are Citibank, Commercial Credit, Primerica Financial Services, Salomon Smith Barney, SSB Citi Asset Management, Travelers Life & Annuity, and Travelers Property Casualty.

Code of Ethics Pursuant to Rule 17j-1 of the 1940 Act, the fund, its investment advisers and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the fund's code of ethics is on file with the Securities and Exchange Commission (the "SEC").

Auditors

KPMG LLP, 757 Third Avenue, New York, New York 10017, has been selected as the fund's independent auditors to examine and report on the fund's financial statements and highlights for the fiscal year ending December 31, 2000.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The Prospectus discusses the fund's investment objective and the policies it employs to achieve its objective. The following discussion supplements the description of the fund's investment objective and management policies in the Prospectus.

Small Capitalization Companies. The fund may invest in securities of companies which fall in the bottom 20% of U.S. market capitalization at the time of initial investment. Small companies may (i) be subject to more volatile market movements than securities of larger, more established companies; (ii) have limited product lines, markets or financial resources; and (iii) depend upon a limited or less experienced management group. The securities of small companies may be traded only on the over-the-counter market or on a regional securities exchange and may not be traded daily or in the volume typical of trading on a national securities exchange. Disposition by the fund of small company securities in order to meet redemptions may require the fund to sell these securities at a discount from market prices, over a longer period of time or during periods when disposition is not desirable.

Preferred Stocks and Convertible Securities. The fund may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate.
 Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants. Warrants acquired by the fund entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs. The fund may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended (the "Code").

Illiquid and Restricted Securities. The fund may invest up to 15% of its assets in securities (excluding those subject to Rule 144A under the Securities Act of 1933, as amended (the ''1933 Act'')), with contractual or other restrictions on resale and other instruments that are not readily marketable, including (a) repurchase agreements with maturities greater than seven days, (b) time deposits maturing from two business days through seven calendar days, (c) to the extent that a liquid secondary market does not exist for the instruments, futures contracts and options on those contracts and (d) other securities that are subject to restrictions on resale that the investment adviser has determined are not liquid under guidelines established by the fund's Board of Directors.

Foreign Securities. The fund may invest up to 10% of its assets in securities of foreign issuers, including securities denominated in foreign currencies. These investments involve certain risks not ordinarily associated with investments in securities of domestic issuers. These risks include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries and potential restrictions on the flow of international capital. Additionally, dividends or interest payable on foreign securities, and in some cases capital gains, may be subject to
foreign withholding or other foreign taxes.   Foreign securities
often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than U.S. dollars. Certain of the foreign securities held by the fund may not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

ADRs. The fund may purchase ADRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The fund may invest in ADRs through both sponsored and unsponsored arrangements.

Repurchase Agreements. The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether U.S. or foreign) and registered broker-dealers. Repurchase agreements may also be viewed as loans made by the fund which are collateralized primarily by the securities subject to repurchase. The fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the fund is delayed in or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the fund's Board of Trustees, the investment adviser monitors the creditworthiness of all issuers with which the fund enters into repurchase agreements.

Reverse Repurchase Agreements. The fund may enter into reverse repurchase agreements with broker/dealers and other financial institutions. Such agreements involve the sale of fund securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment, are considered to be borrowings by the fund and are subject to the borrowing limitations set forth under "Investment Restrictions." Since the proceeds of reverse repurchase agreements are invested, this would introduce the speculative factor known as "leverage." The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases it will be able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the fund has an opportunity to earn a greater rate of interest on the cash derived from the transaction than the interest cost of obtaining
that cash.   Opportunities to realize earnings from the use of the
proceeds equal to or greater than the interest required to be paid may not always be available, and the fund intends to use the reverse repurchase technique only when the investment adviser
believes it will be advantageous to the fund.   The use of reverse
repurchase agreements may exaggerate any interim increase or decrease in the value of the fund's assets. The fund or its custodian bank will maintain a separate account for the fund with securities having a value equal to or greater than such commitments.

Lending of Portfolio Securities. As stated in the Prospectus, the fund has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. The Fund may not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government, its agencies or instrumentality's ("U.S. government securities") which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Salomon Smith Barney, and which is acting as a "finder."

In lending its portfolio securities, the fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and
(f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

Short Term Instruments. As stated in the Prospectus, the fund may invest in short term and money market instruments. Money market instruments in which the fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Bank Obligations. Certificates of deposits ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the fund, depending upon the principal amount of CDs of each bank held by the fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, TIMCO will carefully evaluate such investments on a case-by-case basis.

Savings and loans associations whose CDs may be purchased by the fund are supervised by the Office of Thrift Supervision and are insured by the Savings Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

Derivative Contracts

Writing Covered Call Options. The fund may write (sell) covered call options for hedging purposes. Covered call options will generally be written on securities and currencies which, in the opinion of the investment adviser, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the fund.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The investment adviser and the fund believe that writing of covered call options is less risky than writing uncovered or "naked" options, which the fund will not do.

Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the fund's investment objective.
 When writing a covered call option, the fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price and retains the risk of loss should the price of the security or
currency decline.   Unlike one who owns securities or currencies
not subject to an option, the fund has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the fund has written expires, the fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period.
 If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the fund's custodian.

The premium the fund receives for writing a call option is deemed to constitute the market value of an option. The premium the fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the investment adviser will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the fund for writing covered call options will be recorded as a liability in the fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "Determination of Net Asset Value." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency.
 There is no assurance that the fund will be able to effect such closing transactions at a favorable price. If the fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

The fund will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts.
Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, the fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the fund.

Purchasing Put Options. The fund may purchase put options. As the holder of a put option, the fund has the right to sell the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The fund may purchase a put option on an underlying security or currency (a "protective put") owned by the fund as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the investment adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

The fund may also purchase put options at a time when the fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by the fund when purchasing a put option will be recorded as an asset in the fund's statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options. The fund may purchase call options. As the holder of a call option, the fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period. The fund may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the fund's current return.

Index Futures Contracts.   The fund may enter into futures
contracts based on financial indices including any index of U.S.
Government securities, foreign government securities or corporate debt securities.

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a futures contract is bought or sold, and margin deposits must be maintained at all times that the futures contract is outstanding.

Futures contracts are usually closed out before the delivery date.
 Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the fund realizes a loss.
 Conversely, if the offsetting sale price is more than the original purchase price, the fund realizes a gain; if it is less, the fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The Fund intends to enter into futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations.
 The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the futures contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

The fund's futures transactions will be entered into for traditional hedging purposes; that is, futures contracts will be sold to protect against a decline in the price of securities that the fund owns, or futures contracts will be purchased to protect the fund against an increase in the price of securities it has committed to purchase or expects to purchase.

"Margin" with respect to futures contracts is the amount of funds that must be deposited by the fund with a broker in order to initiate Futures trading and to maintain the fund's open positions in futures contracts. A margin deposit made when the futures contract is entered into ("initial margin") is intended to assure the fund's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the futures contract is traded, and may be significantly modified from time to time by the exchange during the term of the futures contract. Futures contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the futures contract being traded.

If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit ("variation margin"). If, however, the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the fund. In computing daily net asset values, the fund will mark to market the current value of its open futures contracts. The fund expects to earn interest income on its margin deposits.

Options on Futures Contracts. Options on futures contracts are similar to options on securities or currencies except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the futures contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, the fund may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing Put Options" and "Purchasing Call Options" above). Such options would be used in a manner identical to the use of options on futures contracts.

To reduce or eliminate the leverage then employed by the fund or to reduce or eliminate the hedge position then currently held by the fund, the fund may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on futures contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the fund will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the fund enter into transactions in futures contracts and options on futures contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed 5% of the liquidation value of the fund's assets. The fund will enter into transactions in futures contracts and options on futures contracts only for hedging purposes.

New options and futures contracts and various combinations thereof continue to be developed and the fund may invest in any such options and contracts as may be developed to the extent consistent with their investment objectives and regulatory requirements applicable to investment companies.

Investment Restrictions

The fund is subject to certain restrictions and policies that are "fundamental," which may not be changed without a "vote of a majority of the outstanding voting securities" of the fund, as defined under the 1940 Act and Rule 18f-2 thereunder. The fund is subject to other restrictions and policies that are "non-fundamental" and which may be changed by the fund's Board of Directors without shareholder approval, subject to any applicable disclosure requirements.

Fundamental Policies. Without the approval of a majority of its outstanding voting securities, the fund may not:

1.	invest in a manner that would cause it to fail to be a
"diversified company" under the 1940 Act and the rules, regulations and orders thereunder;

2.	issue "senior securities" as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder;

3.	invest more than 25% of its total assets in securities, the
issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry;

4.	borrow money, except that (a) the fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions;


5.	make loans. This restriction does not apply to: (a) the
purchase of debt obligations in which the fund may invest consistent with its investment objective and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940
Act;

6.	engage in the business of underwriting securities issued by
other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities; and

7.	purchase or sell real estate, real estate mortgages,
commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

Non-fundamental Policies. As a non-fundamental policy, the fund may not:

1.	purchase any securities on margin (except for such short-
term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except "against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin;

2.	purchase or otherwise acquire any security if, as a result,
more than 15% of its net assets would invested in securities that are illiquid; and

3.	invest in any company for the purpose of exercising control
of management.

The fund has adopted a non-fundamental investment policy prohibiting it from investing in other registered open-end management investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act. The foregoing investment policy does not restrict the fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets, or (ii) purchasing the securities of registered closed-end investment companies, to the extent permissible under Section 12(d) (1) (G) of the 1940 Act.

Certain restrictions listed above permit the fund without shareholder approval to engage in investment practices that the fund does not currently pursue. The Fund has no present intention of altering its current investment practices as otherwise described in the Prospectus and this Statement of Additional Information and any future change in these practices would require Board approval. If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Portfolio Turnover

The Fund's investment policies may result in its experiencing a greater portfolio turnover rate than those of investment companies that seek to produce income or to maintain a balanced investment position. The Fund's portfolio turnover rate cannot be predicted and will vary from year to year, yet TIMCO expects that the fund's annual portfolio turnover rate may exceed 100%. A 100% portfolio turnover rate would occur, for instance, if all securities were replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income. For the 1999, 1998 and 1997 fiscal years, the fund's portfolio turnover rates were 104%, 129% and 140%, respectively.

Portfolio Transactions and Brokerage

Decisions to buy and sell securities for the fund are made by TIMCO, subject to the overall supervision and review of the fund's Board of Directors. Portfolio securities transactions for the fund are effected by or under the supervision of TIMCO.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price of those securities includes an undisclosed commission or mark-up. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. For the 1999, 1998 and 1997 fiscal years, the fund paid $407,960, $778,402 and $358,528, respectively, in brokerage commissions.

In executing portfolio transactions and selecting brokers or dealers, it is the fund's policy to seek the best overall terms available. The Advisory Agreement between the fund and TIMCO provides that, in assessing the best overall terms available for any transaction, TIMCO shall consider the factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, the Advisory Agreement authorizes TIMCO, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the fund and/or other accounts over which TIMCO or an affiliate exercises investment discretion.

The fund's Board of Directors will periodically review the commissions paid by the fund to determine if the commissions paid over representative periods of time were reasonable in relation to the benefits inuring to the fund. It is possible that certain of the services received will primarily benefit one or more other accounts for which investment discretion is exercised. Conversely, the fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. TIMCO's fee under the Advisory Agreement is not reduced by reason of TIMCO's receiving such brokerage and research services. For the fiscal year ended December 31, 1999, the fund directed brokerage transactions totaling $139,412 to brokers because of research services provided.

The fund's Board of Directors has determined that any portfolio transaction for the fund may be executed through Salomon Smith Barney and other affiliated broker-dealers if, in TIMCO's judgment, the use of an affiliated broker-dealer is likely to result in price and execution at least as favorable as those of other qualified brokers, and if, in the transaction, the affiliated broker-dealer charges the fund a commission rate consistent with that charged by it to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, the affiliated broker-dealer may directly execute such transactions for the fund on the floor of any national securities exchange, provided (a) the Board of Directors has expressly authorized the affiliated broker-dealer to effect such transactions and (b) the affiliated broker-dealer annually advises the fund of the aggregate compensation it earned on such transactions. An affiliated broker-dealer will not participate in commissions from brokerage given by the fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. For the 1999, 1998 and 1997 fiscal years, the fund paid $47,650, $51,249 and $9,374, respectively, in brokerage commissions to Salomon Smith Barney. For the 1999 fiscal year, Salomon Smith Barney received 11.68% of the brokerage commissions paid by the fund and effected 13.08% of the total dollar amount of transactions for the fund involving the payment of brokerage commissions.

Even though investment decisions for the fund are made independently from those of the other accounts managed by TIMCO, investments of the kind made by the fund also may be made by those other accounts. When the fund and one or more accounts managed by TIMCO are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by TIMCO to be equitable. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained for or disposed of by the fund.

Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency-the Euro.
 EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competiton. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Purchase of Shares

General. The fund offers four Classes of shares. Class A and Class L shares are sold to investors with an initial sales charge.
 Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") payable upon certain redemptions. Class L shares are also subject to a CDSC payable upon certain redemptions. Class Y shares are sold without an initial sales charge or CDSC and are available only to investors investing a minimum of $15,000,000. See the Prospectus for a discussion of factors to consider in selecting a class of shares to purchase.

Purchases of shares of the fund must be made through a brokerage account maintained with Salomon Smith Barney, an Introducing Broker or an investment dealer in the selling group. In addition, certain investors, including qualified retirement plans and certain other institutional investors, may purchase shares directly from the fund. When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and other broker/dealers may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Code, the minimum initial and subsequent investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the fund is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements in Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions form a UIT sponsored by Salomon Smith Barney, Directors or Trustees of any of the Smith Barney Mutual Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time. Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or Salomon Smith Barney prior to the close of regular trading on the New York Stock Exchange ("NYSE"), on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by dealers or Introducing Brokers prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund's agent prior to he agent's close of business. For shares purchased through Salomon Smith Barney and Introducing Brokers purchasing through Salomon Smith Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic Investment Plan. Under the Systematic Investment Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the regular bank account or other financial institution indicated by the shareholder, to provide systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial Consultant.

Initial Sales Charge Alternative - Class A Shares. The sales charges applicable to purchases of Class A shares of the fund are as follows:


Amount of
Investment

Sales Charge
as % of
Offering
Price

Sales Charge as
% of Amount Invested

Less than $25,000

5.00%

5.26%

$ 25,000 - 49,999

4.00

4.17

   50,000 - 99,999

3.50

3.63

 100,000 - 249,999

3.00

3.09

 250,000 - 499,999

2.00

2.04

 500,000 and over

-0-

-0-

*	Purchases of Class A shares of $500,000 or more will be made at net asset value without any initial sales charge, but will be subject to a CDSC of 1.00% on redemptions made within 12 months of purchase. The CDSC on Class A shares is payable to Salomon
Smith Barney, which compensates Salomon Smith Barney Financial
Consultants and other dealers whose clients make purchases of $500,000 or more. The CDSC is waived in the same circumstances in which the CDSC applicable to Class B and Class L shares is waived. See ''Deferred Sales Charge Alternatives'' and ''Waivers of CDSC.''

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act.

The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by ''any person,'' which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Initial Sales Charge Alternative - Class L Shares. For purchases of Class L shares, there is a sales charge of 1% of the offering price (1.01% of the net amount invested).


Initial Sales Charge Waivers for Class A Shares. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to (i) Board Members and employees of Citigroup and its subsidiaries and any of the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another fund of the Smith Barney Mutual Funds that are offered with a sales charge) and who wish to reinvest their redemption proceeds in the same fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Salomon Smith Barney 401(k) Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by separate accounts used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and
(j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of funds sponsored by Salomon Smith Barney, which are offered with a sales charge, listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent. A Letter of Intent for amounts of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes purchases of all Class A shares of the fund and other funds of the Smith Barney Mutual Funds offered with a sales charge over the 13 month period based on the total amount of intended purchases plus the value of all Class A shares previously purchased and still owned. An alternative is to compute the 13 month period starting up to 90 days before the date of execution of a Letter of Intent. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent to obtain a Letter of Intent application.

A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares. The investor must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the same fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class A shares, which may include a CDSC of 1.00%. Please contact a Salomon Smith Barney Financial Consultant or the Transfer Agent for further information.

Deferred Sales Charge Alternatives. CDSC Shares are sold at net asset value next determined without an initial sales charge so that the full amount of an investor's purchase payment may be immediately invested in the fund. A CDSC, however, may be imposed on certain redemptions of these shares. ''CDSC Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but subject to a CDSC.

Any applicable CDSC will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. CDSC Shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are CDSC Shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are CDSC Shares are subject to a 1.00% CDSC if redeemed within 12 months of purchase. In circumstances in which the CDSC is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Salomon Smith Barney Retirement Programs, as described below. See ''Purchase of Shares-Salomon Smith Barney Retirement Programs.''



Year Since Purchase
Payment Was Made


CDSC

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholder as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that CDSC Shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the CDSC will reduce the gain or increase the loss, as the case may be, on the redemption. The amount of any CDSC will be paid to Salomon Smith Barney.

To provide an example, assume an investor purchased 100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.

Waivers of CDSC. The CDSC will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see ''Automatic Cash Withdrawal Plan'') (provided, however, that automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans that were established prior to November 7, 1994); (c) redemptions of shares within twelve months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect the combination of the fund with any other investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other funds of the Smith Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any CDSC imposed on the prior redemption.

CDSC waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the Transfer Agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Salomon Smith Barney Retirement Programs. You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

For plans opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for plans that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1 million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial
Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996.   If, at the
end of the fifth year after the date the participating plan enrolled in the Smith Barney 401(k) Program or ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.) Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.   In any year
after the date a participating plan enrolled in the Smith Barney 401(k) Program, if its total Class L holdings in all non-money market Smith Barney Mutual Funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class L shares for Class A shares of the same fund regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial Consultant.

Retirement Programs Investing in Class B Shares:   Class B shares
of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401(k) Program opened prior to such date and originally investing in such Class. Class
B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the participating plan first enrolled in the Smith Barney 401(k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401(k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire Class A shares of the same fund. If the participating plan elects not to exchange all of its Class B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors. See "Purchase of Shares-Deferred Sales Charge Alternatives."


No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholder's Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class
B shares in connection with lump-sum or other distributions made by a participating plan as a result of: (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability of an employee in the participating plan; (d) the attainment of age 591/2 by an employee in the participating plan;
(e) hardship of an employee in the participating plan to the extent permitted under Section 401(k) of the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Exchange Privilege

As your needs change, you may wish to reposition your investments.
 With Smith Barney Mutual Funds, you have the ability to exchange your shares of most Smith Barney mutual funds for those of others within the family.

Except as otherwise noted below, shares of each Class of the fund may be exchanged for shares of the same Class of certain Smith Barney Mutual Funds, to the extent shares are offered for sale in the shareholder's state of residence. Exchanges of Class A, Class B and Class L shares are subject to minimum investment requirements and all shares are subject to the other requirements of the fund into which exchanges are made.

Class B Exchanges. In the event a Class B shareholder wishes to exchange all or a portion of his or her shares in any fund imposing a higher CDSC than that imposed by the fund, the exchanged Class B shares will be subject to the higher applicable CDSC. Upon an exchange, the new Class B shares will be deemed to have been purchased on the same date as the Class B shares of the fund that have been exchanged.

Class L Exchanges.   Upon an exchange, the new Class L shares will
be deemed to have been purchased on the same date as the Class L shares of the fund that have been exchanged.

Class A and Class Y Exchanges.   Class A and Class Y shareholders
of the fund who wish to exchange all or a portion of their shares for shares of the respective Class in any of the funds identified above may do so without imposition of any charge.


Additional Information Regarding the Exchange Privilege.
Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The investment adviser may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by the shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney Mutual Funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

Certain shareholders may be able to exchange shares by telephone. See ''Redemption of Shares-Telephone Redemptions and Exchange Program.'' Exchanges will be processed at the net asset value next determined. Redemption procedures discussed below are also applicable for exchanging shares, and exchanges will be made upon receipt of all supporting documents in proper form. If the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged, no signature guarantee is required. An exchange involves a taxable redemption of shares, subject to the tax treatment described in "Additional Information Concerning Taxes" below, followed by a purchase of shares of a different fund. Before exchanging shares, investors should read the current prospectus describing the shares to be acquired. The Fund reserves the right to modify or discontinue exchange privileges upon 60 days' prior notice to shareholders.

Redemption of Shares

The Fund is required to redeem the shares of the fund tendered to it, as described below, at a redemption price equal to their net asset value per share next determined after receipt of a written request in proper form at no charge other than any applicable CDSC. Redemption requests received after the close of regular trading on the NYSE are priced at the net asset value next determined.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the Transfer Agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Shares held by Salomon Smith Barney as custodian must be redeemed by submitting a written request to a Salomon Smith Barney Financial Consultant. Shares other than those held by Salomon Smith Barney as custodian may be redeemed through an investor's Financial Consultant, Introducing Broker or dealer in the selling group or by submitting a written request for redemption to:

Smith Barney Small Cap Blend Fund, Inc.
Class A, B, L or Y (please specify)
c/o PFPC Global Fund Services
P.O. Box 9699
Providence, RI 02940-9699

A written redemption request must (a) state the Class and number or dollar amount of shares to be redeemed, (b) identify the shareholder's account number and (c) be signed by each registered owner exactly as the shares are registered. If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution, such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period. Redemption proceeds will be mailed to an investor's address of record. The Transfer Agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the Transfer Agent receives all required documents in proper form.

Automatic Cash Withdrawal Plan. The fund offers shareholders an automatic cash withdrawal plan, under which shareholders who own shares with a value of at least $10,000 may elect to receive cash payments of at least $50 monthly or quarterly. Retirement plan accounts are eligible for automatic cash withdrawal plans only where the shareholder is eligible to receive qualified distributions and has an account value of at least $5,000. The withdrawal plan will be carried over on exchanges between funds or Classes of the fund. Any applicable CDSC will not be waived on amounts withdrawn by a shareholder that exceed 1.00% per month of the value of the shareholder's shares subject to the CDSC at the time the withdrawal plan commences. (With respect to withdrawal plans in effect prior to November 7, 1994, any applicable CDSC will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares subject to the CDSC.) For further information regarding the automatic cash withdrawal plan, shareholders should contact a Salomon Smith Barney Financial Consultant.

Telephone Redemption and Exchange Program. Shareholders who do not have a brokerage account may be eligible to redeem and exchange shares by telephone. To determine if a shareholder is entitled to participate in this program, he or she should contact the Transfer Agent at 1-800-451-2010. Once eligibility is confirmed, the shareholder must complete and return a Telephone/Wire Authorization Form, along with a signature guarantee, that will be provided by the Transfer Agent upon request. (Alternatively, an investor may authorize telephone redemptions on the new account application with the applicant's signature guarantee when making his/her initial investment in the fund.)

Redemptions.   Redemption requests of up to $10,000 of any class
or classes of shares of the fund may be made by eligible shareholders by calling the Transfer Agent at 1-800-451-2010. Such requests may be made between 9:00 a.m. and 4:00 p.m. (New York City time) on any day the NYSE is open. Redemptions of shares (i) by retirement plans or (ii) for which certificates have been issued are not permitted under this program.

A shareholder will have the option of having the redemption proceeds mailed to his/her address of record or wired to a bank account predesignated by the shareholder. Generally, redemption proceeds will be mailed or wired, as the case may be, on the next business day following the redemption request. In order to use the wire procedures, the bank receiving the proceeds must be a member of the Federal Reserve System or have a correspondent relationship with a member bank. The Fund reserves the right to charge shareholders a nominal fee for each wire redemption. Such charges, if any, will be assessed against the shareholder's account from which shares were redeemed. In order to change the bank account designated to receive redemption proceeds, a shareholder must complete a new Telephone/Wire Authorization Form and, for the protection of the shareholder's assets, will be required to provide a signature guarantee and certain other documentation.

Exchanges. Eligible shareholders may make exchanges by telephone if the account registration of the shares of the fund being acquired is identical to the registration of the shares of the fund exchanged. Such exchange requests may be made by calling the Transfer Agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (New York City time) on any day on which the NYSE is open.

Additional Information regarding Telephone Redemption and Exchange
Program.   Neither the fund nor any of its agents will be liable
for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days prior notice to shareholders.

Redemptions in Kind. In conformity with applicable rules of the SEC, redemptions may be paid in portfolio securities, in cash or any combination of both, as the Board of Directors may deem advisable; however, payments shall be made wholly in cash unless the Board of Directors believes that economic conditions exist that would make such a practice detrimental to the best interests of the fund and its remaining shareholders. If a redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described under "Determination of Net Asset Value" in the Prospectus and a shareholder would incur brokerage expenses if these securities were then converted to cash.

DISTRIBUTION

CFBDS, Inc. ("CFBDS") located at 20 Milk Street, Boston, Massachusetts 02109-5408 serves as the trust's distributor on a best efforts basis pursuant to a distribution agreement dated October 8, 1998 (the "Distribution Agreement"). Prior to the merger of Travelers Group, Inc. and Citicorp on October 8, 1998, Salomon Smith Barney served as the fund's distributor.

To compensate Salomon Smith Barney for the service it provides and for the expense it bears under the Distribution Agreement, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith Barney a distribution fee with respect to Class B and Class L shares calculated at the annual rate of 0.75% of the value of the fund's average daily net assets attributable those shares primarily intended to compensate Salomon Smith Barney for its initial expense of paying Financial Consultants a commission upon sales of those shares. Class B shares that automatically convert to Class A shares eight years after the date of original purchase will no longer be subject to a distribution fee.

For the year ended December 31, 1999, the fees which have been accrued and/or paid to Salomon Smith Barney pursuant to Rule 12b-1 for the fund were $99,696 for Class A shares, $243,047 for Class
B shares and $102,735 for Class L shares. The distribution expenses for 1999 included compensation of financial consultants and printing costs of prospectuses and marketing materials.

For the fiscal year ended December 31, 1999, Salomon Smith Barney incurred the following distribution expenses for the fund:


Salomon
Smith
Barney
Financial
Consultant
s




Branch
Expenses



Marketing
and
Advertisin
g




Printing
Expense




Interest
Expense





Total
$407,723
$213,524
$32,344
$2,302
$16,326
$672,220

Commissions on Class A Shares. For the 1997 fiscal year, the aggregate dollar amount of commissions on Class A shares, all of which were paid to Salomon Smith Barney, was $173,000. For the period January 1, 1998 through October 7, 1998 and for the period October 8, 1998 through December 31, 1999, the aggregate dollar amounts of commissions on Class A shares are as follows:

		01/01/98 through	10/08/98 through
	01/01/99 through
		10/07/98	12/31/98
	12/31/99

Class A Shares	$136,000*	$35,000**
	$124,000***

*    The entire amount was paid to Salomon Smith Barney.
**  The following amount was paid to Salomon Smith Barney:
$31,500.00.
***The following amount was paid to Salomon Smith Barney $111,600

Commissions on Class L Shares. For the period June 12, 1998 through October 7, 1998 and for the period October 8, 1998 through December 31, 1999, the aggregate dollar amounts of commissions on Class L shares are as follows:

		06/12/98 through	10/08/98 through
	01/01/99 through
		10/07/98	12/31/98
	12/31/99

Class L shares	$12,000*	$7,000**
	$71,000***
(On June 12, 1998, Class C
shares were renamed Class L
shares)

*     The entire amount was paid to Salomon Smith Barney.
**   The following amount was paid to Salomon Smith Barney:
$6,300.00.
*** The following amount was paid to Salomon Smith Barney $63,900.

A contingent deferred sales charge ("CDSC") may be imposed on certain redemptions of Class A, Class B shares and Class L shares. For Class B shares, the maximum CDSC is 5.00% of redemption proceeds, declining by 1.00% each year after the date of purchase to zero. A CDSC of 1% is imposed on redemptions of Class L shares. A CDSC of 1.00% is also imposed on redemptions of Class
A shares that were purchased without an initial sales charge but subject to a CDSC if such redemptions occur within 12 months from the date such investment was made. Any sales charge imposed on redemptions is paid to the distributor of the shares.

For the fiscal years ended December 31, 1997, December 31, 1998 and December 31, 1999, Salomon Smith Barney or its predecessor received from shareholders $328,000, $4,000 and $3,000, reespectively, in deferred sales charges on the redemption of Class A shares.

For the fiscal years ended December 31, 1997, December 31, 1998 and December 31, 1999, Salomon Smith Barney or its predecessor received from shareholders $1,000, $43,000 and $73,000, respectively, in deferred sales charges on the redemption of Class B shares.

For the fiscal years ended December 1998 and December 31, 1999,
Salomon Smith Barney or its predecessor received from shareholders $0 and $6,000, respectively, in deferred sales charges on the redemption of Class L shares.

CFBDS will pay for the printing, at printer's overrun cost, of prospectuses and periodic reports after they have been prepared, set in type and mailed to shareholders, and will also pay the cost of distributing such copies used in connection with the offering to prospective investors and will also pay for supplementary sales literature and other promotional costs. Such expenses incurred by CFBDS are distribution expenses within the meaning of the Plans and may be paid from amounts received by CFBDS from the Company under the Plans.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the fund normally is determined as of the close of regular trading on the NYSE on each day that the NYSE is open, by dividing the value of the fund's net assets attributable to each Class by the total number of shares of the Class outstanding. If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time.
 The NYSE is closed for the following holidays: New Year's Day, Martin Luther King, Jr.'s Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities for which market quotations are readily available are valued at current market value or, in their absence, at fair value. Securities traded on an exchange are valued at last sales prices on the principal exchange on which each such security is traded, or if there were no sales on that exchange on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. If instead there were no sales on the valuation date with respect to these securities, such securities are valued at the mean of the latest published closing bid and asked prices. Over-the-counter securities are valued at last sales price or, if there were no sales that day, at the mean between the bid and asked prices. Options, futures contracts and options thereon that are traded on exchanges are also valued at last sales prices as of the close of the principal exchange on which each is listed or if there were no such sales on the valuation date, the last quoted sale, up to the time of valuation, on the other exchanges. In the absence of any sales on the valuation date, valuation shall be the mean of the latest closing bid and asked prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost where the Board of Directors has determined that amortized cost is fair value. Premiums received from writing call and put options will be recorded as a liability, the value of which is marked to market daily. Any other investments of the fund, including restricted securities and listed securities for which there is a thin market or that trade infrequently (i.e., securities for which prices are not readily available), are valued at a fair value determined by the Board of Directors in good faith. This value generally is determined as the amount that the fund could reasonably expect to receive from an orderly disposition of these assets over a reasonable period of time but in no event more than seven days. The value of any security or commodity denominated in a currency other than U.S. dollars will be converted into U.S. dollars at the prevailing market rate as determined by the investment adviser.

Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of the fund may not take place contemporaneously with the determination of the prices of investments held by such fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. on each day that the NYSE is open will not be reflected in the fund's net asset value unless the investment adviser, under the supervision of the Company's Board of Directors, determines that the particular event would materially affect net asset value. As a result, the fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that fund.

IRA AND OTHER PROTOTYPE RETIREMENT PLANS

Copies of the following plans with custody or trust agreements have been approved by the Internal Revenue Service and are available from the fund or Salomon Smith Barney; investors should consult with their own tax or retirement planning advisors prior to the establishment of a plan.

IRA, Rollover IRA and Simplified Employee Pension - IRA

The Small Business Job Protection Act of 1996 changed the eligibility requirements for participants in Individual Retirement Accounts ("IRAs"). Under these new provisions, if you or your spouse have earned income, each of you may establish an IRA and make maximum annual contributions equal to the lesser of earned income or $2,000. As a result of this legislation, married couples where one spouse is non-working may now contribute a total of $4,000 annually to their IRAs.

The Taxpayer Relief Act of 1997 changed the requirements for determining whether or not you are eligible to make a deductible IRA contribution. If you are considered an active participant in an employer-sponsored retirement plan, you may still be eligible for a full or partial deduction depending upon your combined adjusted gross income ("AGI"). For married couples filing jointly for 2000, a full deduction is permitted if your combined AGI is $52,000 or less ($32,000 or less for unmarried individuals); a partial deduction will be allowed when AGI is between $52,000- $62,000 ($32,000-$42,000 for an unmarried individual); and no deduction when AGI is above $62,000 ($42,000 for an unmarried individual). However, if you are married and your spouse is covered by a employer-sponsored retirement plan, but you are not, you will be eligible for a full deduction if your combined AGI is $150,000 or less. A partial deduction is permitted if your combined AGI is between $150,000-$160,000 and no deduction is permitted after $160,000.

The rules applicable to so-called "Roth IRAs" differ from those described above.

A Rollover IRA is available to defer taxes on lump sum payments and other qualifying rollover amounts (no maximum) received from another retirement plan.

An employer who has established a Simplified Employee Pension - IRA ("SEP-IRA") on behalf of eligible employees may make a maximum annual contribution to each participant's account of 15% (up to $25,500) of each participant's compensation. Compensation is capped at $170,000 for 1999.

Paired Defined Contribution Prototype

Corporations (including Subchapter S corporations) and non-corporate entities may purchase shares of the fund through the Salomon Smith Barney Prototype Paired Defined Contribution Plan (the "Prototype"). The Prototype permits adoption of profit-sharing provisions, money purchase pension provisions, or both, to provide benefits for eligible employees and their beneficiaries.
 The Prototype provides for a maximum annual tax deductible contribution on behalf of each Participant of up to 25% of compensation, but not to exceed $30,000 (provided that a money purchase pension plan or both a profit-sharing plan and a money purchase pension plan are adopted thereunder).

PERFORMANCE DATA

From time to time, the fund may quote total return of the Classes in advertisements or in reports and other communications to shareholders. The Fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include data from the following industry and financial publications: Barron's, Business Week, CDA Investment Technologies, Inc., Changing Times, Forbes, Fortune, Institutional Investor, Investors Business Daily, Money, Morningstar Mutual Fund Values, The New York Times, USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of Class A, Class B, Class L or Class Y, it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

Where:	P	=	a hypothetical initial payment of $1,000.
T	=	average annual total return.
n	= 	number of years.
ERV	=	Ending Redeemable Value of a hypothetical $1,000
investment made at the beginning of a 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.


Class A's average annual total return was as follows for the periods indicated:

15.05% for the one-year period January 1, 1999 through December 31, 1999.

16.83% for the five-year period January 1, 1995 through December 31, 1999.

10.53% for the period from commencement of operations
(January 23, 1990) through December 31, 1999.

Class B's average annual total return was as follows for the period indicated:

15.21% for the one-year period January 1, 1999 through December 31, 1999.

12.47% for the period from commencement of operations June
25, 1997 (inception date) through December 31, 1999.

Class L's average annual total return was as follows for the period indicated:

17.94% for the one-year period January 1, 1999 through December 31, 1999.

13.31% for the period from June 24, 1997 (inception date) through December 31, 1999.

Class Y's average annual total return was as follows for the period indicated:

21.55% for the one-year period January 1, 1999 through December 31, 1999.

8.97% for the period from October 17, 1997 (inception date) through December 31, l999.

Average annual total return figures calculated in accordance with the above formula assume that the maximum 5.00% sales charge or maximum applicable CDSC, as the case may be, has been deducted from the hypothetical investment. If the maximum 5.00% sales charge had not been deducted at the time of purchase, Class A's average annual total return for the same periods would have been 21.09%, 18.04% and 11.1%, respectively. If the maximum CDSC had not been deducted at the time of redemption, Class B's average annual total return for the same periods would have been 20.21% and 13.46%, respectively. If the maximum CDSC had not been deducted at the time of redemption, Class L's average annual total return for the same periods would have been 20.12% and 13.75%, respectively.


Aggregate Total Return

"Aggregate total return" figures represent the cumulative change in the value of an investment in the Class for the specified period and are computed by the following formula:

 				ERV-P
  				   P

Where: P	= 	a hypothetical initial payment of $10,000.
 	ERV	=	Ending Redeemable Value of a hypothetical
$10,000 investment made at the beginning of the 1-, 5-, or 10-year period at the end of the 1-, 5-, or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions.

Class A's aggregate total return was as follows for the period indicated:

184.85% for the period from January 23, 1990 through December 31, 1999.

Class B's aggregate total return was as follows for the period indicated:

37.42% for the period from June 25, 1997 through December
31, 1999.

Class L's aggregate total return was as follows for the period indicated:

38.36% for the period from June 24, 1997 through December
31, 1999.

Class Y's average annual total return was as follows for the period indicated:

20.86% for the period from October 17, 1997 through December
31, l999.

Class A aggregate total return figures assume that the maximum 5.00% sales charge has not been deducted from the investment at the time of purchase. If the maximum 5.00% sales charge had been deducted at the time of purchase, Class A's aggregate total return for the same period would have been 170.5%.

Class B aggregate total return figures assume that the maximum applicable CDSC has not been deducted from the investment at the time of redemption. If the maximum 5.00% CDSC had been deducted at the time of redemption, Class B's aggregate total return for the same period would have been 34.42%.

Class L aggregate total return figures assume that the maximum applicable CDSC has not been deducted from the investment at the time of redemption. If the maximum 1% CDSC had been deducted at the time of redemption, Class L's aggregate total return for the same period would have been 37.01%.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio, operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class' performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing the Class' performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.

ADDITIONAL INFORMATION CONCERNING TAXES

The following is a summary of the material United States federal income tax considerations regarding the purchase, ownership and disposition of shares of a fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this Statement of Additional Information, which are subject to change.

The Fund and Its Investments

The Fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended (the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities, loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls which are determined to be engaged in the same or similar trades or businesses or related trades or businesses. The Fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than any excess of its net realized long-term capital gains over its net realized short-term capital losses ("net capital gains") or on its net capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided that an amount equal to at least 90% of its investment company taxable income, plus or minus certain other adjustments as specified in the Code and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains that it does not distribute.


The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends (eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) with respect to certain of its assets in order to qualify as a regulated investment company in a subsequent year.

The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or not possible to obtain.

In the alternative, the fund may make an election would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains.
 The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the IRS. By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the fund not later than such December 31, provided that such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any such excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained.
 In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who
(a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares.
 Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund.
 Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.


Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss.
 Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by the fund to its shareholders.
Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders.
Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

The Fund, an open-end management investment company, was incorporated on October 4, 1989 in Maryland under the name The Inefficient-Market Fund Inc. as a non-diversified closed-end management investment company and converted to open-end diversified status on June 23, 1997 pursuant to shareholder approval rendered on April 18, 1997 and Securities and Exchange Declaration of Effectiveness issued on June 23, 1997.

PNC is located at 17th Chestnut Street, Philadelphia, PA 19103, and serves as the custodian of the fund. Under its agreement with the fund, PNC holds the fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. PNC is authorized to establish separate accounts for foreign securities owned by the fund to be held with foreign branches of other domestic banks as well as with certain foreign banks and securities depositories. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company, located at 388 Greenwich Street, New York, NY 10013 serves as the Transfer Agent and shareholder services agent of the fund. PFPC Global Fund Services, located at P.O. Box 9699, Providence, RI 02940-9699 serves as the fund's sub-transfer agent to render certain shareholder record keeping and accounting services functions.

As of March 30, 2000, the following table contains a list of shareholders who of record or beneficially own at least 5% of the outstanding shares of a particular class of shares of the fund:

Class A
Holder				% of shares
Old Lyne Insurance Company		8.1781%
122 East 42nd Street, 20th Floor
New York, NY 10168

Class Y
Holder
Smith Barney Concert Series, Inc.	63.2901%
High Growth Portfolio
PNC Bank
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester, PA 19113

					% of shares
Smith Barney Concert Series, Inc.	18.5233%
Growth Portfolio
PNC Bank
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester, PA 19113

Smith Barney Concert Series, Inc.	11.6189%
Select High Growth Portfolio
PNC Bank
Attn: Beverly Timson
200 Stevens Drive Suite 440
Lester, PA 19113



Styles of fund management In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.


Style Pure Series Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon Smith Barney Financial Consultant.

Classic Investor Series Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

The Concert Allocation Series As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

Special Discipline Series Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.


FINANCIAL STATEMENTS

The fund's Annual Report for the fiscal year ended December 31, 1999, is incorporated herein by reference in its entirety. The annual report was filed on was filed on February 23, 2000, accession number 91155-99-000118.


Smith Barney
Small Cap Blend
Fund, Inc.


Statement of


Additional
Information























April 28, 2000



Smith Barney
Small Cap Blend Fund, Inc.
388 Greenwich Street
New York, NY  10013
SALOMON SMITH
BARNEY
A Member of
Citigroup

48


U/legalfunds/scbf/secdoc/2000/SAAI2000

47




PART C
OTHER INFORMATION

Item 23. Exhibits

(a)(1) Amended and Restated Articles of Incorporation dated June
16, 1997 are
incorporated by reference to Pre-Effective Amendment No. 1.

(2) Articles of Amendment dated June 12, 1998 is incorporated by
(3) reference to Post-Effective Amendment No. 3.

(b)Registrants By-Laws are incorporated by reference to Pre-
Effective
Amendment No. 1

(c) Registrants form of Stock Certificate for Class A is incorporated by reference to Pre-Effective Amendment No. 1

(d) Investment Advisory Agreement dated June 23, 1997, between the Registrant and Travelers Investment Management Company is incorporated by reference to
Pre-Effective Amendment No. 1.

(e)(1) Form of Distribution Agreement between the Registrant and
Smith Barney
Inc., is incorporated by reference to Pre-Effective Amendment No.
1.

(2) Form of Distribution Agreement is incorporated by reference to Post-Effective Amendment No. 3.

(f) Not applicable.

(g) Form of Custodian Services Agreement between the Registrant and
PNC Bank,
National Association is incorporated by reference to Pre-Effective
Amendment
No. 1.

(h)(1) Form of Transfer Agency Agreement between the Registrant and
First
Data Investor Services Group, Inc. is incorporated by reference to Pre-Effective Amendment No. 1.

(2) Amended Administration Agreement dated June 23, 1997, between the
Registrant and Mutual Management Corp. (f/k/a Smith Barney Mutual
Funds
Management Inc.,) is incorporated by reference to Pre-Effective
Amendment No. 1.

(i) Opinion of Sullivan and Cromwell dated June 13, 1997 is
(ii) incorporated by
reference to Pre-Effective Amendment No. 1.

(j) Consent of Independent Accountants is filed herewith.

(k) Not applicable.

(l) Not applicable.

(m)(1) Services and Distribution plan pursuant to Rule 12b-1 is incorporated by reference to Pre-Effective Amendment No. 1.

(2)	Form of Amended and Restated Shareholder Services and
Distribution Plan is incorporated by reference to Post-Effective
Amendment No. 3.

(n)  Financial Data Schedule is filed herewith.

(o)(1) Form of Rule 18f-3 Plan of the Registrant is incorporated by reference to the Pre-Effective Amendment No. 1.

(2) Form of Amended and Restated Rule 18f-3 Multiple Class Plan
(3) is incorporated by reference to Post-Effective Amendment No.
(4) 3.

(p)	Code of Ethics filed herewith.

Item 24.  Persons Controlled by or Under Common Control with
Registrant
The Registrant is not controlled directly or indirectly by any person.
Information regarding the Registrants institutional manager is set forth under the caption Management of the Fund in the Prospectus included in
Part A of this Registration Statement on Form N-1A.

Item 25.  Indemnification
Reference is made to Article IX of Registrants Articles of Incorporation for a complete statement of its terms.

Item 26. Business and other Connections of the Investment Adviser.

Travelers Investment Management Company (TIMCO) (the Adviser) serves as the investment adviser for the Fund pursuant to a written agreement dated June 23, 1997 (the Advisory Agreement). TIMCO was incorporated on August 31, 1967 under the laws of the State of Connecticut. TIMCO is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc. (Holdings) which in turn is a wholly owned subsidiary of Citigroup Inc. TIMCO is registered as an investment adviser under the Investment Advisers Act of 1940 (the Advisers
Act) since 1971 and has, through its predecessors, been in the investment counseling business since 1967.

The list required by this Item 26 of officers and directors of TIMCO together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of FORM ADV filed by TIMCO pursuant to the Advisers Act (SEC File No. 801-07212).


Item 27.  Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income Portfolio,
CitiFundsSM International Equity Portfolio,
CitiFundsSM Large Cap Growth Portfolio,
CitiFundsSM Intermediate Income Portfolio,
CitiFundsSM Short-Term U.S. Government Income Portfolio,
CitiFundsSM Emerging Asian Markets Equity Portfolio,
CitiFundsSM U.S. Treasury Reserves,
CitiFundsSM Cash Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves,
CitiFundsSM Institutional U.S. Treasury Reserves,
CitiFundsSM Institutional Liquid Reserves,
SM Institutional Cash Reserves,
CitiFundsSM Tax Free Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves,
CitiFundsSM Balanced Portfolio,
CitiFundsSM Small Cap Value Portfolio,
CitiFundsSM Growth & Income Portfolio,
CitiFundsSM Small Cap Growth Portfolio,
CitiFundsSM National Tax Free Income Portfolio,
CitiFundsSM New York Tax Free Income Portfolio,
CitiSelect VIP Folio 200,
Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400,
CitiSelect (VIP Folio 500,
CitiFundsSM Small Cap Growth VIP Portfolio,
CitiSelect (Folio 200,
CitiSelect (Folio 300,
CitiSelect (Folio 400,
and CitiSelect (Folio 500.
CFBDS is also the placement agent for
Large Cap Value Portfolio,
International Portfolio,
Foreign Bond Portfolio,
Intermediate Income Portfolio,
Short-Term Portfolio,
Growth & Income Portfolio,
Large Cap Growth Portfolio,
Small Cap Growth Portfolio,
International Equity Portfolio,
Balanced Portfolio, Government Income Portfolio,
Emerging Asian Markets Equity Portfolio,
Tax Free Reserves Portfolio,
Cash Reserves Portfolio
and U.S. Treasury Reserves Portfolio.
CFBDS, Inc. is also the distributor for the following Smith
Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Investment Funds Inc.
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc


CFBDS, Inc is also the distributor for the Centurion Funds, Inc.


(b) The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc. is incorporated by reference to Schedule A of Form BD filed by CFBDS, Inc. pursuant to the Securities Exchange Act of 1934
(SEC File No. 8-32417).

Item 28.  Location of Accounts and Records
All accounts, books and other documents of Registrant are maintained at the offices of:

(1) With respect to the Registrant's Investment Adviser:
TIMCO
	One Tower Square
	Hartford, Connecticut 06183

(2) With respect to the Registrant's Custodian:
PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, Pennsylvania 19103

(5) With respect to the Registrant's Transfer Agent:
Citi Fiduciary Trust Company
388 Greenwich Street
New York, New York 10013

(4)	With respect to the Registrant's Sub-Transfer Agent:
PFPC Global Fund Services
	Exchange Place
	Boston, Massachusetts 02109

Item 29.  Management Services
 	Not applicable.

Item 30. Undertakings

	The Registrant hereby undertakes to furnish to each person to whom a
Prospectus of any series of the Registrant is delivered a copy of the
Registrants latest annual report, upon request and without charge.





SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Smith Barney Small Cap Blend Fund, Inc., has duly caused this Post-Effective
Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of
New York on the 26th day of April, 2000.


 		SMITH BARNEY SMALL CAP BLEND FUND, INC.

		By:  /s/  Heath B. McLendon
		    Heath B. McLendon
		    President

	As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature				Title
	Date

/s/Heath B.  McLendon		President, Chairman		04/26/00
Heath B. McLendon 		of the Board and
					Chief Executive Officer

/s/Lewis E. Daidone		Senior Vice President
	04/26/00
Lewis E. Daidone 			and Treasurer
Chief Financial and
Accounting Officer

/s/ Lee Abraham*			Director
	04/26/00
Lee Abraham

/s/ Allan J. Bloostein*		Director
	04/26/00
Allan J. Bloostein

/s/ Donald R. Foley*		Director
	04/26/00
Donald R. Foley

/s/ Jane Dasher*			Director
	04/26/00
Jane Dasher

/s/ Richard E. Hanson, Jr.*	Director
	04/26/00
Richard E. Hanson, Jr.

/s/ Paul Hardin*			Director
	04/26/00
Paul Hardin

/s/ Roderick C. Rasmussen*	Director
	04/26/00
Roderick C. Rasmussen

/s/ John P. Toolan*		Director
	04/26/00
John P. Toolan

*By : /s/ Heath B. McLendon
	Heath B. McLendon
	Attorney-in-Fact, pursuant to Power of Attorney previously
filed.





EXHIBIT INDEX

(j) Consent of Independent Accountants
(n) Financial Data Schedule
(p) Code of Ethics